Organization - Schedule of Comparative VIE Financials (Details) - VIE [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Schedule of Comparative VIE Financials [Line Items]
Current assets	¥ 103,022		¥ 136,198		$ 14,732
Non-current assets:	60,718		68,160		8,683
Total assets	163,740		204,358		23,415
Current liabilities:	81,371		72,837		11,636
Non-current liabilities:	3,631		4,659		519
Total liabilities	85,002		77,496		12,155
Net asset	78,738		126,862		$ 11,260
Net income (loss)	(48,614)	$ (6,952)	34,921	¥ 88,692
Net cash provided by (used in) operating activities	(5,441)	(778)	27,650	62,560
Net cash used in investing activities	(13,690)	(1,958)	(19,270)	(34,290)
Net cash (used in) provided by financing activities	¥ 15,490	$ 2,215		¥ (1,665)